[USAA(R) logo appears here.]




                                 USAA VALUE FUND





                                         [Image appears here.]






                               Semiannual Report

--------------------------------------------------------------------------------
January 31, 2002

Table of CONTENTS
--------------------------------------------------------------------------------


      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            13

      FINANCIAL INFORMATION

         Portfolio of Investments                                     14

         Notes to Portfolio of Investments                            19

         Statement of Assets and Liabilities                          20

         Statement of Operations                                      21

         Statement of Changes in Net Assets                           22

         Notes to Financial Statements                                23

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth*               Money Market          Extended Market Index

     Capital Growth             Tax Exempt Money Market     Global Titans Index

    Emerging Markets          Treasury Money Market Trust     Nasdaq-100 Index

   First Start Growth             State Money Market           S&P 500 Index

        Growth                --------------------------------------------------
                                     TAXABLE BOND            ASSET ALLOCATION
     Growth & Income          --------------------------------------------------

      Income Stock                    GNMA Trust            Balanced Strategy

     International             High-Yield Opportunities    Cornerstone Strategy

Precious Metals and Minerals            Income           Growth and Tax Strategy

   Science & Technology         Intermediate-Term Bond       Growth Strategy*

     Small Cap Stock               Short-Term Bond           Income Strategy*

          Value               ---------------------------
                                    TAX-EXEMPT BOND
      World Growth            ---------------------------

                                      Long-Term

                                  Intermediate-Term

                                      Short-Term

                                  State Bond/Income     *CLOSED TO NEW INVESTORS
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:




               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA VALUE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and
Vice Chairman of the Board,
Christopher W. Claus, appears here.]                    "
                                            THE MORE THINGS CHANGE,

                                          THE MORE THEY STAY THE SAME.
                                                        "

--------------------------------------------------------------------------------

               And when it comes to the financial market, this popular saying is 100% correct. During the heady days of the 1990s, pundits declared that the U.S. economy was "recession-proof," that the market was so broad and diversified it could withstand slow-downs in particular sectors. The boom-and-bust cycle, they said, was a thing of the past.

               They were mistaken. If we've learned anything from the current market correction, it's that market cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. The market will always be cyclical--just as tigers will always have stripes.

               This truth presents us with a challenge. During the bull market of the 1990s, investors became accustomed to returns of 20% or better. Because they could count on the market to help them put money away for the future, Americans saved less--only about 1% of their disposable income. Instead, they bought more goods and services, spending between 96% and 99% of their

....CONTINUED
--------------------------------------------------------------------------------


               disposable income. Now we are in a new market cycle, one in which investors have seen the performance of their portfolios drop. Over time, the market is likely to gravitate back to its historical rate of return of about 8% to 10%. But so far, our consumption and saving rates have remained unchanged.

               What does this mean?

               It means that we will not be able to meet our long-term goals by investment returns alone. We must save more and consume less. We should also protect ourselves against extremes in the market by using an asset allocation plan that includes a range of investments. Most of all, we must remain patient and let our plan--as well as our money--work for us.

               On behalf of the entire team at USAA Investments, I would like to thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you, and will continue to work hard on your behalf.


               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board






               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

6

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA VALUE FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Long-term growth of capital.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in equity securities of companies that are considered to be undervalued.


--------------------------------------------------------------------------------
                                                             1/31/02
--------------------------------------------------------------------------------

          Net Assets                                      $47.5 Million
          Net Asset Value Per Share                           $11.15


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/02
--------------------------------------------------------------------------------
                            SINCE INCEPTION ON 8/3/01
                                     11.84%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.



               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Value Fund, the S&P MidCap 400/Barra Value Index, the Lipper Multi-Cap Value Funds Average, and the Lipper Multi-Cap Value Funds Index for the period of 08/03/2001 through 01/31/2002. The data points from the graph are as follows:

                           S&P MIDCAP    LIPPER MULTI-CAP   LIPPER MULTI-CAP
            USAA VALUE      400/BARRA       VALUE FUNDS        VALUE FUNDS
               FUND        VALUE INDEX        AVERAGE             INDEX
            ----------     -----------   ----------------   ----------------

08/03/01     $10,000         $10,000          $10,000            $10,000
08/31/01      10,020           9,797            9,633              9,629
09/30/01       9,160           8,698            8,790              8,642
10/31/01       9,520           8,835            8,911              8,820
11/30/01      10,530           9,371            9,484              9,458
12/31/01      11,164           9,961            9,727              9,732
01/31/02      11,184           9,960            9,617              9,606


          DATA SINCE INCEPTION ON 8/3/01 THROUGH 1/31/02.


See the following page for benchmark descriptions.




THE  PERFORMANCE  OF THE  LIPPER  MULTI-CAP  VALUE  FUNDS  AVERAGE  AND INDEX IS
CALCULATED FROM THE END OF THE MONTH OF JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.


NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

8

....CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund to the following benchmarks:

               - The S&P MidCap 400/Barra Value Index, a combined index composed of companies in the S&P MidCap 400 and Barra Value indexes. The index is a capitalization-weighted index that measures the performance of mid-cap companies with higher book-to-price ratios.

               - The Lipper Multi-Cap Value Funds Average, an average performance level of all multi-cap value funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

               - The Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio Manager,
Timothy Beyer, CFA, appears here.]
                                                Timothy Beyer, CFA


--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM IN THE PERIOD?

               From its inception on August 3, 2001, through January 31, 2002, the USAA Value Fund had a total return of 11.84%, compared to -3.80% for the average mutual fund in the Lipper Multi-Cap Value Funds category.*


HOW DID YOU ACHIEVE SUCH STRONG PERFORMANCE?

               It's primarily because of our long-term approach to investing. In the aftermath of the tragic events of September 11, 2001, many investors sold some high-quality companies down to very attractive prices because of short-term concerns about







               *THE  PERFORMANCE  OF THE LIPPER  MULTI-CAP  VALUE FUNDS CATEGORY
                AVERAGE IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 8 FOR THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE DEFINITION.

10

....CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               the economy. Because we focus on long-term company fundamentals, we were able to look past the short-term impact that September 11 had on travel and the economy and buy some of these companies at very attractive prices. Many of these holdings have since rebounded substantially from the market bottom on September 21.

               We were also fortunate enough to have a generous amount of cash to put to work around that time. So, we made the best out of a bad situation, turning a recession into an opportunity.


WHAT HOLDINGS CONTRIBUTED MOST TO PERFORMANCE?

               Our biggest winners were holdings we bought post-September 11. Many of them took huge hits when the market reopened and then rebounded sharply in the ensuing months. One example is SABRE Group Holdings, a leading booking engine for airline ticketing. The company had many of the qualities we look for--exceptionally strong cash flow, high return on equity, great management, an outstanding competitive position, and most importantly an attractive valuation. We looked beyond the short-term risks, focused on these strong long-term fundamentals, and bought a meaningful position at an attractive price. The stock is currently 89% above our cost. One of our largest holdings, Kraft Foods, also contributed greatly to performance.








               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-18.

....CONTINUED
--------------------------------------------------------------------------------


IN WHAT OTHER AREAS WERE YOU INVESTED?

               We were heavily exposed to consumer cyclicals, which performed quite well during the period. We also found a few opportunities in technology, despite the fact that this sector is not a primary focus of most value investors and that most of the stocks still look very expensive despite their declines. For example, Lexmark International and KPMG Consulting met our investing criteria, have performed well, and are nearing our price targets now.

               Our lack of exposure to energy and telecommunications, typical areas of focus for many value investors, also reflects our investing philosophy. We like to buy companies in which the value is growing, because in the long run we think price follows value. This leads us to high-quality companies with competitive advantages and away from some typical value sectors such as energy, which is commoditylike in nature, making it difficult to generate an extranormal return in this sector. There is a price for everything, but we generally like to keep the wind at our backs by buying companies with high returns so the value is growing even if the discount to value isn't narrowing.


FOLLOWING THE RUN-UP IN SO MANY OF THE STOCKS YOU OWN, ARE YOU TAKING PROFITS?

               We've begun to trim our exposure to some companies where an economic recovery is already priced in while being cognizant of generating too many short-term capital gains. We've

12

....CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               been using the proceeds to add fairly aggressively to large-cap pharmaceuticals, which we find very attractive. Stocks such as Merck & Co., Bristol-Myers Squibb Co., and Pharmacia Corp. typify what we look for. Merck is a good example. Merck's sales, earnings, book value, cash flow, and dividends have all grown in excess of 14% over the last decade, far greater than most companies. We think it will continue to generate above-average growth, with lower risk than most equity investments. Return on equity is 49% and has averaged 39% over the last decade. Free cash flow is strong, with little need for capital. It has very little debt. Patents, some with expirations far in the future, provide a competitive advantage. And best of all, it is attractively valued, trading at a price-to-earnings ratio on 2002 earnings estimates of 18.8, an 18% discount from the 22.9 S&P 500 Index. These are the kinds of opportunities we'll continue to look for.

               We thank you, the shareholder, for the confidence you've placed in us.













               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


----------------------------------------------
               TOP 10 HOLDINGS*
              (% of Net Assets)
----------------------------------------------

   Merck & Co., Inc.                    4.4%

   McDonald's Corp.                     3.5%

   Kraft Foods, Inc. "A"                3.3%

   Republic Services, Inc.              3.1%

   BJ's Wholesale Club, Inc.            3.0%

   Industrie Natuzzi S.p.A. ADR         3.0%

   Orient Express Hotels Ltd. "A"       2.8%

   Reliant Resources, Inc.              2.8%

   IMS Health, Inc.                     2.7%

   Pharmacia Corp.                      2.7%

----------------------------------------------
                                  ----------------------------------------------
                                                 TOP 10 INDUSTRIES*
                                                 (% of Net Assets)
                                  ----------------------------------------------

                                    Pharmaceuticals                       9.1%

                                    Diversified Commercial Services       5.7%

                                    Hotels                                4.8%

                                    Electric Utilities                    3.7%

                                    Restaurants                           3.5%

                                    Specialty Chemicals                   3.4%

                                    Packaged Foods                        3.3%

                                    Apparel & Accessories                 3.1%

                                    Apparel Retail                        3.1%

                                    Environmental Services                3.1%

                                  ----------------------------------------------

*Excluding money market instruments.



YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-18.

14

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                COMMON STOCKS (86.9%)

                ADVERTISING (2.8%)
       12,200   Harte-Hanks Communications, Inc.                         $   351
       34,500   Interpublic Group of Companies, Inc.                         996
--------------------------------------------------------------------------------
                                                                           1,347
--------------------------------------------------------------------------------

                AIRLINES (1.3%)
       79,000   Mesaba Holdings, Inc.*                                       628
--------------------------------------------------------------------------------

                APPAREL & ACCESSORIES (3.1%)
       14,600   Jones Apparel Group, Inc.*                                   484
       36,400   Polo Ralph Lauren Corp.*                                   1,006
--------------------------------------------------------------------------------
                                                                           1,490
--------------------------------------------------------------------------------

                APPAREL RETAIL (3.1%)
        6,700   Dress Barn, Inc.*                                            180
       50,100   Gap, Inc.                                                    721
       32,000   Intimate Brands, Inc.                                        584
--------------------------------------------------------------------------------
                                                                           1,485
--------------------------------------------------------------------------------

                BANKS (2.5%)
       17,200   FleetBoston Financial Corp.                                  578
       26,600   Provident Financial Group, Inc.                              624
--------------------------------------------------------------------------------
                                                                           1,202
--------------------------------------------------------------------------------

                BIOTECHNOLOGY (0.8%)
       20,700   Embrex, Inc.*                                                382
--------------------------------------------------------------------------------

                CASINOS & GAMING (1.9%)
       61,000   Dover Downs Entertainment, Inc.                              906
--------------------------------------------------------------------------------

                COMPUTER STORAGE & PERIPHERALS (1.2%)
       10,400   Lexmark International, Inc.*                                 578
--------------------------------------------------------------------------------

                CONSTRUCTION MATERIALS (0.9%)
       10,400   Martin Marietta Materials, Inc.                              424
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                DATA PROCESSING SERVICES (3.0%)
       41,300   eFunds Corp.*                                            $   720
       15,700   SABRE Group Holdings, Inc.*                                  702
--------------------------------------------------------------------------------
                                                                           1,422
--------------------------------------------------------------------------------

                DISTILLERS & VINTNERS (1.9%)
       19,700   Diageo plc ADR                                               923
--------------------------------------------------------------------------------

                DIVERSIFIED COMMERCIAL SERVICES (5.7%)
       13,900   G&K Services, Inc. "A"                                       492
       64,900   IMS Health, Inc.                                           1,295
       36,400   Viad Corp.                                                   897
--------------------------------------------------------------------------------
                                                                           2,684
--------------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES (3.0%)
       18,700   American Express Co.                                         670
       29,000   Stilwell Financial, Inc.                                     738
--------------------------------------------------------------------------------
                                                                           1,408
--------------------------------------------------------------------------------

                ELECTRIC UTILITIES (3.7%)
        9,400   AES Corp.*                                                   127
       11,300   Orion Power Holdings, Inc.*                                  301
       95,600   Reliant Resources, Inc.*                                   1,343
--------------------------------------------------------------------------------
                                                                           1,771
--------------------------------------------------------------------------------

                ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
       35,200   Acuity Brands, Inc.                                          459
--------------------------------------------------------------------------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
       16,900   Symbol Technologies, Inc.                                    262
--------------------------------------------------------------------------------

                ENVIRONMENTAL SERVICES (3.1%)
       84,500   Republic Services, Inc.*                                   1,470
--------------------------------------------------------------------------------

                GENERAL MERCHANDISE STORES (3.0%)
       29,500   BJ's Wholesale Club, Inc.*                                 1,403
--------------------------------------------------------------------------------

16

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT (0.6%)
        6,100   Guidant Corp.*                                           $   293
--------------------------------------------------------------------------------

                HEALTH CARE FACILITIES (2.1%)
       42,300   RehabCare Group, Inc.*                                       974
--------------------------------------------------------------------------------

                HEALTH CARE SUPPLIES (0.2%)
        5,700   Sybron Dental Specialties, Inc.*                             111
--------------------------------------------------------------------------------

                HOME FURNISHINGS (3.0%)
       96,700   Industrie Natuzzi, S.p.A. ADR                              1,404
--------------------------------------------------------------------------------

                HOTELS (4.8%)
       76,400   Orient Express Hotels Ltd. "A"*                            1,331
       40,000   Sun International Hotels Ltd.*                               952
--------------------------------------------------------------------------------
                                                                           2,283
--------------------------------------------------------------------------------

                INDUSTRIAL CONGLOMERATES (1.4%)
       14,200   Textron, Inc.                                                651
--------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.4%)
       29,700   KPMG Consulting, Inc.*                                       493
       48,200   Safeguard Scientifics, Inc.*                                 173
--------------------------------------------------------------------------------
                                                                             666
--------------------------------------------------------------------------------

                LEISURE FACILITIES (2.0%)
       13,000   Cedar Fair L.P.                                              316
       11,200   Six Flags, Inc.*                                             168
       20,800   Speedway Motorsports, Inc.*                                  483
--------------------------------------------------------------------------------
                                                                             967
--------------------------------------------------------------------------------

                MULTI-LINE INSURANCE (0.7%)
       62,100   Mutual Risk Management Ltd.                                  336
--------------------------------------------------------------------------------

                NETWORKING EQUIPMENT (1.3%)
       11,400   Black Box Corp.*                                             601
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                PACKAGED FOODS (3.3%)
       42,400   Kraft Foods, Inc. "A"                                    $ 1,571
--------------------------------------------------------------------------------

                PHARMACEUTICALS (9.1%)
       21,200   Bristol-Myers Squibb Co.                                     962
       35,600   Merck & Co., Inc.                                          2,107
       31,400   Pharmacia Corp.                                            1,271
--------------------------------------------------------------------------------
                                                                           4,340
--------------------------------------------------------------------------------

                PROPERTY & CASUALTY INSURANCE (2.5%)
       25,700   Fidelity National Financial, Inc.                            640
        5,500   MBIA, Inc.                                                   297
        3,800   PMI Group, Inc.                                              268
--------------------------------------------------------------------------------
                                                                           1,205
--------------------------------------------------------------------------------

                PUBLISHING & PRINTING (0.3%)
        2,400   Gannett Co., Inc.                                            162
--------------------------------------------------------------------------------

                RAILROADS (0.3%)
        4,200   GATX Corp.                                                   122
--------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (0.4%)
       41,000   Golf Trust of America, Inc.                                  213
--------------------------------------------------------------------------------

                REINSURANCE (0.6%)
       30,500   Trenwick Group Ltd.                                          282
--------------------------------------------------------------------------------

                RESTAURANTS (3.5%)
       60,400   McDonald's Corp.                                           1,642
--------------------------------------------------------------------------------

                SPECIALTY CHEMICALS (3.4%)
       53,200   MacDermid, Inc.                                              956
       45,300   RPM, Inc.                                                    669
--------------------------------------------------------------------------------
                                                                           1,625
--------------------------------------------------------------------------------

                SPECIALTY STORES (0.7%)
       11,300   Linens 'n Things, Inc.*                                      326
--------------------------------------------------------------------------------

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                TOBACCO (2.2%)
       20,900   Philip Morris Companies, Inc.                            $ 1,047
--------------------------------------------------------------------------------

                WIRELESS TELECOMMUNICATION SERVICES (0.5%)
       27,500   Nextel Communications, Inc. "A"*                             221
--------------------------------------------------------------------------------
                Total common stocks (cost: $37,602)                       41,286
--------------------------------------------------------------------------------



    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                MONEY MARKET INSTRUMENT (13.1%)

       $6,209   Federal National Mortgage Assoc. Discount Note,
                  1.83%, 2/01/2002 (cost: $6,209)                          6,209
--------------------------------------------------------------------------------

                TOTAL INVESTMENTS (COST: $43,811)                        $47,495
================================================================================

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets. Investments in foreign securities were 9.7% of net assets at January 31, 2002.

          ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          * Non-income-producing security.



          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


ASSETS

   Investments in securities, at market value (identified cost of $43,811)            $ 47,495
   Cash                                                                                     56
   Receivables:
      Capital shares sold                                                                  113
      Dividends and interest                                                                15
   Prepaid expense                                                                          29
                                                                                      --------
         Total assets                                                                   47,708
                                                                                      --------
LIABILITIES

   Securities purchased                                                                    103
   Capital shares redeemed                                                                  46
   USAA Investment Management Company                                                       28
   USAA Transfer Agency Company                                                              5
   Accounts payable and accrued expenses                                                    29
                                                                                      --------
         Total liabilities                                                                 211
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $ 47,497
                                                                                      ========
REPRESENTED BY:

   Paid-in capital                                                                    $ 43,236
   Accumulated undistributed net investment income                                           8
   Accumulated net realized gain on investments                                            569
   Net unrealized appreciation of investments                                            3,684
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $ 47,497
                                                                                      ========
   Capital shares outstanding                                                            4,260
                                                                                      ========
   Authorized shares of $.01 par value                                                 100,000
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $  11.15
                                                                                      ========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002* (UNAUDITED)


NET INVESTMENT INCOME

   Income:
      Dividends                                                          $  112
      Interest                                                               56
                                                                         ------
         Total income                                                       168
                                                                         ------
   Expenses:
      Management fees                                                       101
      Administrative and servicing fees                                      18
      Transfer agent's fees                                                  21
      Custodian's fees                                                       14
      Postage                                                                 5
      Shareholder reporting fees                                              2
      Directors' fees                                                         3
      Registration fees                                                      32
      Professional fees                                                       7
      Other                                                                   1
                                                                         ------
         Total expenses before reimbursement                                204
      Expenses reimbursed                                                   (48)
      Expenses paid indirectly                                               (1)
                                                                         ------
         Net expenses                                                       155
                                                                         ------
            Net investment income                                            13
                                                                         ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                                         644
   Change in net unrealized appreciation/depreciation                     3,684
                                                                         ------
            Net realized and unrealized gain                              4,328
                                                                         ------
Increase in net assets resulting from operations                         $4,341
                                                                         ======

*Fund commenced operations on August 3, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

STATEMENT
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)



USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002* (UNAUDITED)


FROM OPERATIONS

   Net investment income                                                $    13
   Net realized gain on investments                                         644
   Change in net unrealized appreciation/depreciation
      of investments                                                      3,684
                                                                        -------
      Increase in net assets resulting
         from operations                                                  4,341
                                                                        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                    (34)
                                                                        -------
   Net realized gains                                                       (75)
                                                                        -------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                             45,302
   Shares issued for dividends reinvested                                    76
   Cost of shares redeemed                                               (2,113)
                                                                        -------
      Increase in net assets from
         capital share transactions                                      43,265
                                                                        -------
Net increase in net assets                                               47,497

NET ASSETS

   Beginning of period                                                        -
                                                                        -------
   End of period                                                        $47,497
                                                                        =======
Undistributed net investment income included in net assets:
   End of period                                                        $     8
                                                                        =======
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                            4,452
   Shares issued for dividends reinvested                                     7
   Shares redeemed                                                         (199)
                                                                        -------
      Increase in shares outstanding                                      4,260
                                                                        =======


*Fund commenced operations on August 3, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which commenced operations on August 3, 2001. The Fund's investment objective is long-term growth of capital.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

              2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

              3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

24

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


              4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease paid-in-capital by $29,000.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

          D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2002, custodian fee offset arrangements reduced expenses by $1,000.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2002.

26

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2002, were $39,678,000 and $2,720,000, respectively.

          The  cost  of  securities,   for  federal  income  tax  purposes,   is
          approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2002, were $4,703,000 and $1,019,000, respectively.


(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending trans-actions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments may be less than the amount of cash

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


          collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2002.


(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

              Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

28

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/- 1.00% to 4.00%             +/- 0.04%
       +/- 4.01% to 7.00%             +/- 0.05%
       +/- 7.01% and greater          +/- 0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its annual average net assets after the effect of any custodian fee offset arrangements. In subsequent periods, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that such recovery is made not later than three years from the Fund's inception date of August 3, 2001, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 1.15% of the Fund's average net assets.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets.

          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses.

          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2002, the Association and its affiliates owned 1,000,000 shares (23.5%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

30

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA VALUE FUND
JANUARY 31, 2002 (UNAUDITED)


(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding for the period ended January 31, 2002,** is as follows:


Net asset value at beginning of period                                $ 10.00
Net investment income                                                       -
Net realized and unrealized gain                                         1.18
Distributions from net investment income                                 (.01)
Distributions of realized capital gains                                  (.02)
                                                                      -------
Net asset value at end of period                                      $ 11.15
                                                                      =======
Total return (%) *                                                      11.84
Net assets at end of period (000)                                     $47,497
Ratio of expenses to average net assets (%)                              1.15a,c
Ratio of expenses to average net assets, excluding
   reimbursements (%)                                                    1.50a,c
Ratio of net investment income to average
   net assets (%)                                                         .10a
Portfolio turnover (%)                                                  10.61



 * Assumes reinvestment of all dividend income and capital gain distributions during the period.
**  Fund commenced operations August 3, 2001.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

NOTES
--------------------------------------------------------------------------------

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, in San Antonio 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

              INTERNET ACCESS   USAA.COM

                                                                       Recycled
                                                                         Paper

                          WE KNOW WHAT IT MEANS TO SERVE.(R)
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40847-0302                                   (C)2002, USAA. All rights reserved.